Income taxes - Reconciliation of foreign rate differential (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Line Items]
Foreign rate differential	$ (9,433)	$ 41,362	$ (3,604)
US
Income Tax Disclosure [Line Items]
Foreign rate differential	(23,703)	45,700	(4,051)
Singapore
Income Tax Disclosure [Line Items]
Foreign rate differential	140	8	(335)
Irish
Income Tax Disclosure [Line Items]
Foreign rate differential	584	(936)	2,588
UK
Income Tax Disclosure [Line Items]
Foreign rate differential	13,535	$ (3,410)	$ (1,806)
Other
Income Tax Disclosure [Line Items]
Foreign rate differential	$ 11